THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
THE COCA-COLA COMPANY MASTER TRUST FOR 401(k) PLANS
Note 3 – The Coca-Cola Company Master Trust for 401(k) Plans
The Plan participates in The Coca-Cola Company Master Trust for 401(k) Plans (the “Master Trust”) with similar retirement plans sponsored by the Company and certain other subsidiaries of the Company, whereby investments are held collectively for all plans by the Trustee. Each participating plan’s investment in the Master Trust is equal to the sum of its participant account balances in relation to total Master Trust investments. The Master Trust’s investments include retirement target date funds, equity and fixed income index funds, actively managed equity and fixed income funds, synthetic guaranteed investment contracts, and common stock of The Coca-Cola Company. The investment structures include mutual funds, collective trust funds, Master Trust investment funds, and direct ownership of common stock of The Coca-Cola Company.
The Master Trust assets are allocated among participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and specific administrative expenses) which can be specifically identified. Income and expenses resulting from the collective investment of the assets of the Master Trust are allocated among all plans in proportion to the fair value of the assets assigned to each plan. The Plan’s interest in the net assets of the Master Trust was 100% at both December 31, 2025 and 2024.
The following table summarizes the net assets of the Master Trust as of December 31, 2025 and 2024:

	2025	2024
Collective trust funds	$2,394,790,543	$2,119,269,535
The Coca-Cola Company common stock	1,182,487,454	1,099,960,757
Master Trust investment funds at fair value:
Interest-bearing cash	1,877,602	1,954,339
Collective trust funds	250,006,619	217,527,895
Common stock	108,666,056	111,927,327
Investments at fair value	3,937,828,274	3,550,639,853
Due from broker for The Coca-Cola Company common stock purchased	1,248	—
Fully benefit-responsive investment contracts at contract value	207,361,971	209,659,755
Master Trust investment funds excluded from fair value:
Other payables	(164,183)	(165,622)
Master Trust net assets	$4,145,027,310	$3,760,133,986
The net investment income (loss) of the Master Trust for the year ended December 31, 2025 was as follows:

2025
Net appreciation in fair value of investments	$553,850,662
Interest and dividends	35,163,763
Net investment income (loss) of Master Trust	$589,014,425
Fair Value Measurements
ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also established a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include interest-bearing cash and common stock. These investments are traded daily in public markets in the United States and/or other countries. The fair values of these investments are based on the last reported price on the last day of the Plan year.
The Master Trust assets, measured at fair value on a recurring basis (at least annually) as of December 31, 2025, were as follows:

	Level 1	Total
Common stock (A)	$1,182,487,454	$1,182,487,454
Master Trust investment accounts:
Interest-bearing cash	1,877,602	1,877,602
Common stock	108,666,056	108,666,056
Total assets in the fair value hierarchy	1,293,031,112	1,293,031,112
Collective trust funds measured at net asset value (B)	—	2,394,790,543
Master Trust investment accounts:
Collective trust funds measured at net asset value (B)	—	250,006,619
Total Master Trust assets at fair value	$1,293,031,112	$3,937,828,274
(A)    Investments in common stock are in shares of The Coca-Cola Company.
(B)    Collective trust funds invest in a portfolio of equity or debt securities held to replicate the performance of a specific equity or bond market index. The collective trust funds are measured at fair value using the net asset value as a practical expedient and therefore not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Master Trust net assets disclosed on page 7. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to approximately 135 days.

The Master Trust assets, measured at fair value on a recurring basis (at least annually) as of December 31, 2024, were as follows:

	Level 1	Total
Common stock (A)	$1,099,960,757	$1,099,960,757
Master Trust investment accounts:
Interest-bearing cash	1,954,339	1,954,339
Common stock	111,927,327	111,927,327
Total assets in the fair value hierarchy	1,213,842,423	1,213,842,423
Collective trust funds measured at net asset value (B)	—	2,119,269,535
Master Trust investment accounts:
Collective trust funds measured at net asset value (B)	—	217,527,895
Total Master Trust assets at fair value	$1,213,842,423	$3,550,639,853
(A)    Investments in common stock are in shares of The Coca-Cola Company and are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    Collective trust funds invest in a portfolio of equity or debt securities held to replicate the performance of a specific equity or bond market index. The collective trust funds are measured at fair value using the net asset value as a practical expedient and therefore not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Master Trust net assets disclosed on page 7. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 135 days.
The Plan’s valuation methods used to measure fair value of its investments may produce fair values that may not be indicative of a future sale, or reflective of future fair values. The use of different methods to determine the fair value of investments could result in different estimates of fair value at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.
During 2025 and 2024, there were no Level 2 or Level 3 investments.
Synthetic Guaranteed Investment Contracts
The Master Trust has a separate account (the “account”) which invests primarily in wrapper contracts (also known as synthetic guaranteed investment contracts) and cash equivalents. The contracts within the account are fully benefit-responsive and are therefore reported at contract value on the statements of net assets available for benefits. Contract value represents contributions made under the contracts, plus earnings, less withdrawals and administrative expenses. As of December 31, 2025 and 2024, the account consisted of $200,364,814 and $203,281,563 of wrapper contracts and $6,997,157 and $6,378,192 of cash equivalents, respectively.
In a wrapper contract structure, the underlying investments are owned and held by the Master Trust for Plan participants. The account purchases wrapper contracts from an insurance company or bank. The wrapper contracts amortize the realized and unrealized gains and losses on the underlying fixed income investments, typically over the duration of the investments, through adjustments to the future interest crediting rate (which is the rate earned by participants in the account for the underlying investments). The issuers of the wrapper contracts provide assurances that the adjustments to the interest crediting rate do not result in a future crediting rate that is less than zero.
Certain events, such as the Plan’s loss of its qualified status, uncured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan, may limit the ability of wrapper contracts to transact at contract value or may allow for the termination of the wrapper contract at less than contract value. Plan management does not believe that any events that may limit the ability of the wrapper contract to transact at contract value are probable.
Transactions with Parties-in-Interest
Fees paid during the year for investment management, auditing and other professional services rendered by parties-in-interest were based on customary and reasonable rates for such services. Investments managed by JPMorgan Chase Bank qualify as party-in-interest transactions as JPMorgan Chase Bank has fiduciary responsibilities to the Plan. Investments managed by The Northern Trust Company qualify as party-in-interest transactions as The Northern Trust Company is the Trustee as defined by the Plan. Investments managed by State Street Global Advisors qualify as party-in-interest transactions as State Street Global Markets, LLC has fiduciary responsibilities to the Plan. Investments managed by Invesco Ltd. qualify as party-in-interest transactions as Invesco National Trust Company has fiduciary responsibilities to the Plan. Participant loans, as discussed in Note 1, also qualify as party-in-interest transactions.
Additionally, The Coca-Cola Company is considered a party-in-interest. As of December 31, 2025 and 2024, the Master Trust held 16,914,425 and 17,667,214 shares of common stock of The Coca-Cola Company with a fair value of $1,182,487,454 and $1,099,960,757, respectively. During the year ended December 31, 2025, the Master Trust had the following transactions relating to common stock of The Coca-Cola Company:

	Shares	Fair Value
Purchases	705,531	$48,883,608
Sales	1,426,035	$98,760,506
In-kind distributions	494,530	$34,559,058
Dividends received (A)	462,245	$32,421,874
(A)    Participants invested in common stock of The Coca-Cola Company may elect to receive their entire dividend amount as a cash payment made directly to them rather than have the dividend amount reinvested in their Plan account.